UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.09
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          02-08-10
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 84
                                        ---------------

Form 13F Information Table Value Total: 129,894
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                December 31, 2009

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      451     8350 SH       Sole                                       8350
ADOBE SYSTEMS                  COM              00724F101      451    12250 SH       Sole                                      12250
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      201     4500 SH       Sole                                       4500
AMAZON COM INC                 COM              023135106      457     3400 SH       Sole                                       3400
AMGEN INC COM PV $0.0001       COM              031162100      450     7950 SH       Sole                                       7950
APACHE CORP                    COM              037411105     2383    23100 SH       Sole                                      23100
APPLE COMPUTER                 COM              037833100     1271     6030 SH       Sole                                       6030
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      350    12000 SH       Sole                                      12000
BAXTER INTERNTL INC            COM              071813109      461     7850 SH       Sole                                       7850
BECTON DICKENSON & CO          COM              075887109      481     6100 SH       Sole                                       6100
BHP BILLITON LTD               COM              088606108     2466    32200 SH       Sole                                      32200
BIOTECH HLDRS DEP RCPTS        COM              09067d201      572     5865 SH       Sole                                       5865
BLACK HILLS CORP               COM              092113109      366    13750 SH       Sole                                      13750
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      628    49605 SH       Sole                                      49605
BP PLC          SPON ADR       COM              055622104     4775    82370 SH       Sole                                      82370
BROCADE COMMUNICATIONS SYS INC COM              111621306      455    59600 SH       Sole                                      59600
CELGENE CORP                   COM              151020104      448     8050 SH       Sole                                       8050
CENTURYTEL INC                 COM              156700106     2107    58175 SH       Sole                                      58175
CHEVRON CORP                   COM              166764100      223     2900 SH       Sole                                       2900
CISCO SYSTEMS INC    COM       COM              17275r102      468    19550 SH       Sole                                      19550
COCA COLA COM                  COM              191216100      516     9050 SH       Sole                                       9050
COLGATE-PALMOLIVE              COM              194162103      522     6350 SH       Sole                                       6350
CSX CORP                       COM              126408103      458     9450 SH       Sole                                       9450
CURTISS WRIGHT CORP            COM              231561101      636    20300 SH       Sole                                      20300
DIAMOND OFFSHORE DRLNG         COM              25271c102     2362    24000 SH       Sole                                      24000
DISH NETWORK CORPORATION       COM              25470M109     3645   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      279    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      727    36102 SH       Sole                                      36102
EMPIRE DISTRICT ELEC CO        COM              291641108      229    12250 SH       Sole                                      12250
EXXON MOBIL CORP               COM              30231g102     4238    62155 SH       Sole                                      62155
FREEPRT-MCMRAN CPR&GLD B       COM              35671d857     2429    30250 SH       Sole                                      30250
HONEYWELL INTL INC             COM              438516106      445    11350 SH       Sole                                      11350
INGERSOLL RAND CO LTD A        COM              G47791101      449    12550 SH       Sole                                      12550
INTL BUSINESS MACHINES  CORP I COM              459200101      746     5700 SH       Sole                                       5700
ISHARES S&P U.S. PFD STOCK     COM              464288687     1474    40150 SH       Sole                                      40150
J CREW GROUP INC               COM              46612H402      454    10150 SH       Sole                                      10150
JOY GLOBAL INC                 COM              481165108      444     8600 SH       Sole                                       8600
JUNIPER NETWORKS INC           COM              48203r104      471    17650 SH       Sole                                      17650
KAYNE ANDERSON MLP INVT        COM              486606106     1131    45150 SH       Sole                                      45150
LIFE TECHNOLOGIES CORP         COM              53217V109      454     8700 SH       Sole                                       8700
MICROSOFT CORP                 COM              594918104      427    14000 SH       Sole                                      14000
NATIONAL BEVERAGE CORP         COM              635017106     2056   148324 SH       Sole                                     148324
NEWFIELD EXPLORATION CO        COM              651290108     2349    48700 SH       Sole                                      48700
NVIDIA CORP                    COM              67066G104      474    25350 SH       Sole                                      25350
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     2636    32400 SH       Sole                                      32400
PEABODY ENERGY CORP            COM              704549104     2267    50150 SH       Sole                                      50150
PINNACLE WEST CAPITAL CORP W/R COM              723484101      225     6150 SH       Sole                                       6150
POWERSHARES FINANCIAL PFD PT   COM              73935X229      375    22954 SH       Sole                                      22954
PROGRESS ENERGY INC            COM              743263105      217     5300 SH       Sole                                       5300
PROSHARES ULT SH LEH 20 PLUS T COM              74347R297      264     5300 SH       Sole                                       5300
SCHLUMBERGER LTD               COM              806857108     2402    36900 SH       Sole                                      36900
SOUTHWESTERN ENERGY CO         COM              845467109     2306    47850 SH       Sole                                      47850
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417     1382    35600 SH       Sole                                      35600
STREETTRACKS GOLD TR           COM              78463V107     2484    23150 SH       Sole                                      23150
TAIWAN SEMICONDUCTOR MFG CO    COM              874039100      498    43550 SH       Sole                                      43550
TELEDYNE INC                   COM              879360105      336     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209      723    12876 SH       Sole                                      12876
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      955    30775 SH       Sole                                      30775
U S X-U S STEEL GROUP          COM              912909108     2439    44250 SH       Sole                                      44250
UNION PACIFIC CORP             COM              907818108      454     7100 SH       Sole                                       7100
UNITED TECHNOLOGIES CORP       COM              913017109      455     6550 SH       Sole                                       6550
URBAN OUTFITTERS INC.          COM              917047102      460    13150 SH       Sole                                      13150
VALE S.A.                      COM              91912E105     2394    82450 SH       Sole                                      82450
VISA INC.                      COM              92826C839      429     4900 SH       Sole                                       4900
DORCHESTER MINERALS LP                          25820R105     1054    49518 SH       Sole                                      49518
ENBRIDGE ENERGY PARTNERS L P                    29250r106     3403    63375 SH       Sole                                      63375
ENERGY TRANSFER PARTNERS L.P                    29273R109     4243    94350 SH       Sole                                      94350
ENTERPRISE PRODS PARTNERS L P                   293792107     7263   231236 SH       Sole                                     231236
EV ENERGY PARTNERS LP                           26926V107     2084    68942 SH       Sole                                      68942
INERGY L.P.                                     456615103     2406    67425 SH       Sole                                      67425
KINDER MORGAN ENERGY PRTNRS LP                  494550106     7441   122025 SH       Sole                                     122025
LINN ENERGY LLC                                 536020100     3383   121325 SH       Sole                                     121325
MAGELLAN MIDSTREAM PARTNERS LP                  559080106     3326    76750 SH       Sole                                      76750
MARKWEST ENERGY PARTNERS LP                     570759100     2381    81350 SH       Sole                                      81350
NAVIOS MARITIME PARTNERS LP                     Y62267102     1245    84150 SH       Sole                                      84150
ONEOK PARTNERS L.P                              68268N103     4134    66351 SH       Sole                                      66351
PLAINS ALL AMERN PIPELINE L P                   726503105     7078   133925 SH       Sole                                     133925
REGENCY ENERGY PARTNERS LP                      75885Y107     1909    91125 SH       Sole                                      91125
TARGA RESOURCES PARTNERS LP                     87611X105     2683   110375 SH       Sole                                     110375
VANGUARD NATURAL RES MLP                        92205F106     2227   100900 SH       Sole                                     100900
WILLIAMS PARTNERS LTD                           96950F104     2137    69682 SH       Sole                                      69682
GREAT PLAINS ENERGY INC                         391164803      221     3350 SH       Sole                                       3350
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      284    20273 SH       Sole                                      20273
CALL SPDR GOLD TRUST $90 EXP 0                                 417      184 SH       Sole                                        184